Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets and goodwill
Intangible assets other than goodwill	€ 803,120	€ 803,120
Goodwill	12,955,574	12,955,574
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	803,120
Balance at the end of the period	683,058	803,120
Reconciliation of goodwill
Balance at the beginning of the period	12,955,574
Balance at the end of the period	12,103,921	12,955,574
Intangible assets
Intangible assets and goodwill
Intangible assets other than goodwill	803,120	803,120
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	803,120
Balance at the end of the period	683,058	803,120
Amortizable intangible assets
Intangible assets and goodwill
Intangible assets other than goodwill	601,110	601,110
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	601,110
Balance at the end of the period	505,331	601,110
Non-compete agreements
Intangible assets and goodwill
Intangible assets other than goodwill	64,055	64,055
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	64,055
Balance at the end of the period	47,782	64,055
Technology
Intangible assets and goodwill
Intangible assets other than goodwill	106,681	106,681
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	106,681
Balance at the end of the period	84,628	106,681
Licenses and distribution agreements
Intangible assets and goodwill
Intangible assets other than goodwill	67,921	67,921
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	67,921
Balance at the end of the period	53,894	67,921
Customer relationships
Intangible assets and goodwill
Intangible assets other than goodwill	187,852	187,852
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	187,852
Balance at the end of the period	96,524	187,852
Construction in progress
Intangible assets and goodwill
Intangible assets other than goodwill	17,904	17,904
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	17,904
Balance at the end of the period	78,757	17,904
Internally developed intangibles
Intangible assets and goodwill
Intangible assets other than goodwill	62,372	62,372
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	62,372
Balance at the end of the period	60,189	62,372
Other
Intangible assets and goodwill
Intangible assets other than goodwill	94,325	94,325
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	94,325
Balance at the end of the period	83,557	94,325
Non-amortizable intangible assets
Intangible assets and goodwill
Intangible assets other than goodwill	202,010	202,010
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	202,010
Balance at the end of the period	177,727	202,010
Tradename
Intangible assets and goodwill
Intangible assets other than goodwill	198,692	198,692
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	198,692
Balance at the end of the period	174,689	198,692
Management contracts
Intangible assets and goodwill
Intangible assets other than goodwill	3,318	3,318
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,318
Balance at the end of the period	3,038	3,318
Goodwill
Intangible assets and goodwill
Goodwill	12,955,574	12,955,574
Reconciliation of goodwill
Balance at the beginning of the period	12,955,574
Balance at the end of the period	12,103,921	12,955,574
Gross Carrying Amount | Intangible assets
Intangible assets and goodwill
Intangible assets other than goodwill	1,699,919	1,535,566
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,699,919	1,535,566
Foreign currency translation	(157,418)	46,854
Changes in consolidation group	(44,703)	103,905
Additions	87,408	30,961
Reclassifications	(4,251)	(1,545)
Disposals	(17,121)	(15,821)
Balance at the end of the period	1,563,834	1,699,919
Gross Carrying Amount | Amortizable intangible assets
Intangible assets and goodwill
Intangible assets other than goodwill	1,497,909	1,336,779
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,497,909	1,336,779
Foreign currency translation	(133,135)	40,405
Changes in consolidation group	(44,703)	103,905
Additions	87,408	30,961
Reclassifications	(4,251)	1,313
Disposals	(17,121)	(15,453)
Balance at the end of the period	1,386,107	1,497,909
Gross Carrying Amount | Non-compete agreements
Intangible assets and goodwill
Intangible assets other than goodwill	342,157	317,696
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	342,157	317,696
Foreign currency translation	(39,132)	10,152
Changes in consolidation group	11,046	17,076
Reclassifications	(1,541)
Disposals	(2,367)	(2,767)
Balance at the end of the period	310,163	342,157
Gross Carrying Amount | Technology
Intangible assets and goodwill
Intangible assets other than goodwill	167,814	97,832
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	167,814	97,832
Foreign currency translation	(11,924)	3,212
Changes in consolidation group	(1,370)	66,770
Disposals	(5,329)
Balance at the end of the period	149,191	167,814
Gross Carrying Amount | Licenses and distribution agreements
Intangible assets and goodwill
Intangible assets other than goodwill	182,855	177,533
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	182,855	177,533
Foreign currency translation	(11,079)	5,363
Changes in consolidation group	(535)	531
Additions	4,119	3,075
Reclassifications	(398)	265
Disposals	(1,249)	(3,912)
Balance at the end of the period	173,713	182,855
Gross Carrying Amount | Customer relationships
Intangible assets and goodwill
Intangible assets other than goodwill	247,428	240,411
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	247,428	240,411
Foreign currency translation	(23,852)	6,836
Changes in consolidation group	(76,480)	181
Balance at the end of the period	147,096	247,428
Gross Carrying Amount | Construction in progress
Intangible assets and goodwill
Intangible assets other than goodwill	17,904	21,432
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	17,904	21,432
Foreign currency translation	(2,689)	349
Changes in consolidation group	16,600	1,650
Additions	56,718	10,409
Reclassifications	(9,776)	(11,836)
Disposals		(4,100)
Balance at the end of the period	78,757	17,904
Gross Carrying Amount | Internally developed intangibles
Intangible assets and goodwill
Intangible assets other than goodwill	164,396	147,898
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	164,396	147,898
Foreign currency translation	(13,244)	5,556
Additions	13,878	8,968
Reclassifications	6,668	2,109
Disposals	(2,603)	(135)
Balance at the end of the period	169,095	164,396
Gross Carrying Amount | Other
Intangible assets and goodwill
Intangible assets other than goodwill	375,355	333,977
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	375,355	333,977
Foreign currency translation	(31,215)	8,937
Changes in consolidation group	6,036	17,697
Additions	12,693	8,509
Reclassifications	796	10,775
Disposals	(5,573)	(4,539)
Balance at the end of the period	358,092	375,355
Gross Carrying Amount | Non-amortizable intangible assets
Intangible assets and goodwill
Intangible assets other than goodwill	202,010	198,787
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	202,010	198,787
Foreign currency translation	(24,283)	6,449
Reclassifications		(2,858)
Disposals		(368)
Balance at the end of the period	177,727	202,010
Gross Carrying Amount | Tradename
Intangible assets and goodwill
Intangible assets other than goodwill	198,692	192,343
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	198,692	192,343
Foreign currency translation	(24,003)	6,349
Balance at the end of the period	174,689	198,692
Gross Carrying Amount | Management contracts
Intangible assets and goodwill
Intangible assets other than goodwill	3,318	6,444
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,318	6,444
Foreign currency translation	(280)	100
Reclassifications		(2,858)
Disposals		(368)
Balance at the end of the period	3,038	3,318
Gross Carrying Amount | Goodwill
Intangible assets and goodwill
Goodwill	12,955,574	11,961,731
Reconciliation of goodwill
Balance at the beginning of the period	12,955,574	11,961,731
Foreign currency translation	(1,448,071)	405,040
Changes in consolidation group	596,418	585,945
Reclassifications		2,858
Balance at the end of the period	12,103,921	12,955,574
Accumulated Amortization | Amortizable intangible assets
Intangible assets and goodwill
Intangible assets other than goodwill	(896,799)	(772,863)
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(896,799)	(772,863)
Foreign currency translation	(87,014)	25,412
Changes in consolidation group	(24,919)	(52)
Additions	112,773	107,517
Reclassifications	(6,425)	1,272
Disposals	10,438	10,213
Balance at the end of the period	(880,776)	(896,799)
Accumulated Amortization | Non-compete agreements
Intangible assets and goodwill
Intangible assets other than goodwill	(278,102)	(251,216)
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(278,102)	(251,216)
Foreign currency translation	(33,657)	8,757
Additions	21,790	20,904
Reclassifications	(1,555)	(11)
Disposals	2,299	2,764
Balance at the end of the period	(262,381)	(278,102)
Accumulated Amortization | Technology
Intangible assets and goodwill
Intangible assets other than goodwill	(61,133)	(53,110)
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(61,133)	(53,110)
Foreign currency translation	(7,742)	2,043
Additions	11,172	5,980
Balance at the end of the period	(64,563)	(61,133)
Accumulated Amortization | Licenses and distribution agreements
Intangible assets and goodwill
Intangible assets other than goodwill	(114,934)	(103,028)
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(114,934)	(103,028)
Foreign currency translation	(6,502)	3,237
Additions	12,646	12,315
Reclassifications	(10)	265
Disposals	1,249	3,911
Balance at the end of the period	(119,819)	(114,934)
Accumulated Amortization | Customer relationships
Intangible assets and goodwill
Intangible assets other than goodwill	(59,576)	(32,452)
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(59,576)	(32,452)
Foreign currency translation	(6,795)	2,168
Changes in consolidation group	(24,977)
Additions	22,768	24,426
Reclassifications		530
Balance at the end of the period	(50,572)	(59,576)
Accumulated Amortization | Internally developed intangibles
Intangible assets and goodwill
Intangible assets other than goodwill	(102,024)	(83,992)
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(102,024)	(83,992)
Foreign currency translation	(8,125)	2,488
Additions	16,051	15,565
Reclassifications	780	(4)
Disposals	1,824	17
Balance at the end of the period	(108,906)	(102,024)
Accumulated Amortization | Other
Intangible assets and goodwill
Intangible assets other than goodwill	(281,030)	(249,065)
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(281,030)	(249,065)
Foreign currency translation	(24,193)	6,719
Changes in consolidation group	58	(52)
Additions	28,346	28,327
Reclassifications	(5,640)	492
Disposals	5,066	3,521
Balance at the end of the period	€ (274,535)	€ (281,030)